Borrowings - Minimum lease payments under finance lease arrangements (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017
Borrowings
Minimum lease payments under finance lease	€ 312	€ 306
Within one year
Borrowings
Minimum lease payments under finance lease	46	68
In two to five years
Borrowings
Minimum lease payments under finance lease	94	78
In more than five years
Borrowings
Minimum lease payments under finance lease	€ 172	€ 160